Expense Example - Payden California Municipal Social Impact Fund - Investor Class	Feb. 28, 2021 USD ($)
Expense Example:
Expense Example, with Redemption, 1 Year	$ 46
Expense Example, with Redemption, 3 Years	220
Expense Example, with Redemption, 5 Years	410
Expense Example, with Redemption, 10 Years	$ 957